Index Funds
1155 Kelly Johnson Boulevard
Suite 111
Colorado Springs, Colorado 80920

October 7, 2016

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Index Funds (the “Trust”)
File Nos. 33-129930, 811-21836
Post-Effective Amendment No. 33

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 33 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 37 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) and relates solely to the Index Funds S&P 500 Equal Weight (the “Fund”), an existing series of the Trust. The filing is being made primarily to reflect a change to the Fund’s redemption fee and related policy, as well as certain other non-material changes.

The Staff is kindly requested to address any comments on this filing to counsel to the Trust, Kevin T. Teng at 303-892-7359 or Peter H. Schwartz at 303-892-7381.

Sincerely,

/s/ Michael G. Willis
Michael G. Willis
Secretary

Enclosure

cc:	Kevin T. Teng, Esq.
Davis Graham & Stubbs LLP